Related Party Disclosure (Details) - Schedule of transactions with its parent company Inversiones ASPI S.A. and its affiliates - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inversiones ASPI S.A. (ASPI) [Member]
Income
Income from office lease	S/ 20	S/ 17	S/ 12
Fees for management and administrative services	98	88	544
Compañía Minera Ares S.A.C. (Ares) [Member]
Income
Income from office lease	332	478	323
Income from land lease, note 29	1,230	1,303	344
Fossal S.A.A. (Fossal) [Member]
Income
Income from office lease	18	19	15
Fees for management and administrative services	52	48	40
Fosfatos del Pacífico S.A. (Fospac)e [Member]
Income
Income from office lease	19	24	28
Fees for management and administrative services	155	698	1,160
Asociación Sumac Tarpuy [Member]
Income
Income from office lease	20	18
Expense [Member]
Expense
Security services provided by Compañía Minera Ares	2,836	1,912	1,989
Loans to Fossal S.A.A. [Member]
Loans
Loans	(14,252)
Loans to Fosfatos del Pacífico S.A. [Member]
Loans
Loans	(2,869)
Loan collection from Fossal S.A.A. [Member]
Loans
Loans	14,252
Loan collection from Fosfatos del Pacífico S.A. [Member]
Loans
Loans	S/ 2,869